Fair Value Measurements (Details) - Schedule of Warrants Liability $ in Thousands	6 Months Ended
Jun. 30, 2024 USD ($)
Public Warrants [Member]
Schedule of Warrants Liability [Line Items]
Balance	$ 31,399
Change in fair value of warrant liability	26,399
Balance	57,798
Private Placement Warrants [Member]
Schedule of Warrants Liability [Line Items]
Balance	22,718
Change in fair value of warrant liability	12,994
Balance	35,712
Total Warrant liability [Member]
Schedule of Warrants Liability [Line Items]
Balance	54,117
Change in fair value of warrant liability	39,393
Balance	$ 93,510